Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 42,452	$ 44,831	[1]	$ 45,874
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	40,217	42,435
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	22,124	22,037
Intangible assets with indefinite useful lives [member] | Rest of North America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	66	63
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,243	3,068
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,488	3,516
Intangible assets with indefinite useful lives [member] | Rest of Middle Americas [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,915	3,915
Intangible assets with indefinite useful lives [member] | Brazil [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3	1
Intangible assets with indefinite useful lives [member] | Rest of South America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	714	741
Intangible assets with indefinite useful lives [member] | Europe [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	489	535
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,417	3,338
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,228	1,261
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	410	381
Intangible assets with indefinite useful lives [member] | Rest of Asia Pacific [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,120	$ 3,579

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.